Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairment charge	$ 2,000,000	$ 2,000,000
Level 3 - Unobservable inputs | Non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of goodwill		$ 6,350,000